Related Parties - Schedule of Other Transactions with Key Management Personnel (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025		Jun. 30, 2024
Consult4nts Pty Ltd [Member]
Disclosure of transactions between related parties [line items]
Relationship to Key Management Personnel/Director		A business of which A Zaetz is a Director
Services Provided		Metallurgical services
Other transactions with key management personnel		$ 320,441
M Rogatsky [Member]
Disclosure of transactions between related parties [line items]
Relationship to Key Management Personnel/Director		Direct
Services Provided		Purchase of Asset	Purchase of Asset	[1]
Other transactions with key management personnel			$ 25,000	[1]		[1]
Constr Supply LLC [Member]
Disclosure of transactions between related parties [line items]
Relationship to Key Management Personnel/Director		A business controlled by the spouse of M Rogatsky
Services Provided		Exploration support services
Other transactions with key management personnel		$ 1,644,064
Magill Consulting
Disclosure of transactions between related parties [line items]
Relationship to Key Management Personnel/Director			A business of which D Chessell is a Director
Services Provided			Consulting Fees
Other transactions with key management personnel					29,167
Magill Consulting
Disclosure of transactions between related parties [line items]
Relationship to Key Management Personnel/Director			A business of which D Chessell is a Director
Services Provided			Vehicle hire / Sale of Motor Vehicle
Other transactions with key management personnel					11,464
Kopias Consulting [Member]
Disclosure of transactions between related parties [line items]
Relationship to Key Management Personnel/Director	[2]		A business of which J Kopias is a Director
Services Provided	[2]		Consulting Fees
Other transactions with key management personnel	[2]		$ 110,019		83,581
Consult4ants Pty Ltd [Member]
Disclosure of transactions between related parties [line items]
Relationship to Key Management Personnel/Director	[3]		A business of which A Zaetz is a Director
Services Provided	[3]		Consulting Fees
Other transactions with key management personnel	[3]		$ 350,000		350,000
S Alsagoff [Member]
Disclosure of transactions between related parties [line items]
Relationship to Key Management Personnel/Director	[4]		Direct
Services Provided	[4]		Director fees
Other transactions with key management personnel	[4]		$ 23,318		$ 10,592

[1]	During the year the Allegra project has been sold to M Rogatsky. There is no outstanding amount as at 30 June 2025.
[2]	The total amount of fees due to Kopias Consulting as at 30 June 2025 was $18,525.
[3]	The total amount of fees due to Consult4ants Pty Ltd as at 30 June 2025 was $38,412.
[4]	The total amount of fees due to S Alsagoff as at 30 June 2025 was $592.